Fair Value Measurements - Fair Value, Assets Measured on Nonrecurring Basis Using Unobservable Inputs (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Nonrecurring fair value losses	$ (34)	$ (12)	$ (46)	$ (112)	$ (98)
Fair Value, Nonrecurring
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Fair Value	15		14	62
Nonrecurring fair value losses	(34)	(12)	(46)	(112)
Investments | Fair Value, Nonrecurring
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Fair Value
Nonrecurring fair value losses	(17)	(11)	(18)	(31)
Operating lease equipment | Fair Value, Nonrecurring
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Fair Value	15			47
Nonrecurring fair value losses	(5)			(7)
Property, plant and equipment | Fair Value, Nonrecurring
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Fair Value			14
Nonrecurring fair value losses	(9)		(26)	(19)
Other Assets | Fair Value, Nonrecurring
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Fair Value				15
Nonrecurring fair value losses	$ (3)	$ (1)	$ (2)	$ (55)